Loans payable	12 Months Ended
Dec. 31, 2021
Loans payable
Loan Payable

15. Loans payable

In March 2020, the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act was enacted. The CARES Act provides for financial assistance to businesses through the Small Business Administration (“SBA”) in the form of a Paycheck Protection Program (“PPP”). As part of the Qualifying Transaction, the Company assumed existing liabilities related to PPP loans.

During the year ended December 31, 2021, the Company was granted full forgiveness by the U.S. Bank and SBA for the PPP loans. A gain on debt forgiveness was recorded in the consolidated statement of operations and comprehensive loss of $3,358,686.

The forgiveness of the PPP loans has resulted in contingent share consideration being granted to former shareholders as described in Note 32.